UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET INTERMEDIATE

MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2010

Schedule of investments (unaudited)	February 28, 2010
LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.5%
Education - 11.9%
Nassau County, NY, IDA Civic Facility Revenue:
Hofstra University Project, NATL	5.250%	7/1/13	$1,250,000	$1,412,025
Hofstra University Project, NATL	5.250%	7/1/14	2,000,000	2,307,640
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities	5.250%	7/1/23	4,900,000	5,498,388
New York State Dormitory Authority Revenue:
City University Refunding, AMBAC/TCRS	5.750%	7/1/12	1,640,000	1,701,320
Fordham University	5.000%	7/1/23	1,000,000	1,093,140
Non-State Supported Debt, Manhattan Marymount	5.000%	7/1/24	5,285,000	5,296,363
Siena College, NATL	5.000%	7/1/10	500,000	507,155
St. Thomas Aquinas, Radian	5.000%	7/1/14	955,000	955,678
Yeshiva University, AMBAC	5.375%	7/1/15	725,000	757,466
New York State Dormitory Authority State Personal Income Tax Revenue	5.000%	3/15/19	1,670,000	1,894,097
Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, New York Institute of Technology Project	5.000%	3/1/26	2,000,000	2,000,000	(a)
Troy, NY, IDA Civic Facility Revenue:
Rensselaer Polytechnic Institute	5.500%	9/1/11	1,150,000	1,217,907
Rensselaer Polytechnic Institute	5.500%	9/1/12	1,100,000	1,203,928
Rensselaer Polytechnic Institute	5.500%	9/1/13	1,000,000	1,087,550

Total Education				26,932,657

Health Care - 9.7%
New York State Dormitory Authority Lease Revenue, Municipal Health Facilities Improvement Program, AGM	5.500%	1/15/14	1,500,000	1,583,985
New York State Dormitory Authority Revenue:
FHA of New York & Presbyterian Hospital, AGM	5.250%	2/15/25	4,555,000	4,786,804
Mental Health Services Facilities Improvement	6.000%	2/15/12	1,000,000	1,092,840
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,227,850
NYSARC Inc., AGM	5.000%	7/1/12	1,370,000	1,471,407
New York State Dormitory Authority Revenues:
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,120,570
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,387,104
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,216,822

Total Health Care				21,887,382

Housing - 7.9%
New York City, NY, HDC, MFH Revenue	4.750%	11/1/29	7,750,000	7,801,073
New York State Housing Finance Agency Revenue:
Affordable Housing	4.500%	11/1/29	2,000,000	2,008,540
Affordable Housing, SONYMA	4.250%	5/1/11	3,050,000	3,061,956
New York State Mortgage Agency Revenue	5.000%	4/1/25	5,000,000	5,107,550

Total Housing				17,979,119

Industrial Revenue - 6.6%
Essex County, NY, IDA, PCR, International Paper Co. Project	5.700%	7/1/16	750,000	767,910	(b)
New York State Energy Research & Development Authority, PCR:
Rochester Gas & Electric Corp., NATL	4.750%	7/1/16	2,250,000	2,369,115	(c)
Rochester Gas & Electric Corp., NATL	5.000%	8/1/16	6,450,000	6,701,486	(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010
LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Puerto Rico Commonwealth Government Development Bank	4.750%	12/1/15	$5,000,000	$5,142,950

Total Industrial Revenue				14,981,461

Leasing - 5.1%
Capital District Youth Center, Lease Revenue, LOC - KeyBank N.A.	6.000%	2/1/17	380,000	380,536
New York State Dormitory Authority Revenue:
State University Dormitory Facilities	5.000%	7/1/23	1,685,000	1,828,107
State University Dormitory Facilities	5.000%	7/1/24	3,050,000	3,297,721
Third General Resolution, NATL/IBC	5.250%	11/15/12	1,000,000	1,106,700
New York State Urban Development Corp., Correctional and Youth Facilities, Unrefunded Balance	5.500%	1/1/11	4,645,000	4,828,245	(c)

Total Leasing				11,441,309

Local General Obligation - 10.2%
Huntington Union Free School District, GO, FGIC	5.500%	7/15/11	860,000	918,979
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,114,700
Nassau County, NY, GO, Combined Sewer Districts, NATL	5.400%	5/1/10	1,000,000	1,007,870
New York, NY, GO	5.000%	5/15/22	4,000,000	4,398,880
New York, NY, GO	5.000%	5/15/28	5,000,000	5,271,100
Niagara County, NY, GO, Environmental Infrastructure, NATL	5.250%	8/15/13	435,000	488,396
North Hempstead, NY, GO	5.000%	5/15/12	275,000	299,249
Nyack, NY, GO, Union Free School District, FGIC	5.250%	12/15/15	630,000	741,655
Pulaski, CSD, NY, GO:
FGIC	5.000%	6/15/11	445,000	465,181
FGIC	5.000%	6/15/12	780,000	836,480
Rockland County, NY, Solid Waste Management Authority	5.750%	12/15/23	5,000,000	5,626,600
Suffolk County, NY, GO, Public Improvement, NATL	5.250%	4/1/13	1,880,000	2,049,576

Total Local General Obligation				23,218,666

Other - 2.6%
Brooklyn Arena, NY, Local Development Corp.:
Barclays Center Project	5.750%	7/15/18	1,400,000	1,460,284
Barclays Center Project	5.750%	7/15/20	4,355,000	4,478,464

Total Other				5,938,748

Power - 4.2%
Long Island Power Authority, Electric System Revenue	5.250%	6/1/13	2,500,000	2,796,575
Long Island Power Authority, Electric System Revenue, NATL	5.250%	4/1/10	2,000,000	2,006,100
Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4	6.750%	10/1/11	500,000	500,065	(b)
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,890,000	4,099,126

Total Power				9,401,866

Pre-Refunded/Escrowed to Maturity - 1.5%
New York City, NY, TFA Revenue:
Future Tax Secured	5.375%	2/1/15	1,000,000	1,057,060	(d)
Future Tax Secured, NATL	5.250%	5/1/12	1,600,000	1,742,544	(d)

New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue	5.250%	6/15/14	605,000	612,526	(e)

Total Pre-Refunded/Escrowed to Maturity				3,412,130

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 23.8%
Municipal Assistance Corp. for the City of Troy, NY:
Capital Appreciation, NATL, zero coupon bond to yield	5.690%	1/15/19	$1,990,000	$1,403,129
NATL	5.000%	1/15/16	1,100,000	1,100,154
New York City, NY, TFA Revenue:
Future Tax Secured	4.750%	11/15/16	15,000	15,165
Future Tax Secured	5.000%	5/1/24	8,000,000	8,840,720
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	5,767,550
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	2/15/20	7,000,000	8,109,010
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/23	2,500,000	2,762,450
New York State Urban Development Corp. Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,567,620
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/11	7,000,000	7,337,680	(c)
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	3,000,000	3,238,770
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,257,360
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,185,850
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,250,000	3,398,363

Total Special Tax Obligation				53,983,821

Transportation - 7.3%
Albany, NY, Parking Authority Revenue	5.250%	10/15/12	660,000	702,299
MTA of New York Service Contract, AGM	5.500%	11/15/13	2,000,000	2,244,840
MTA, NY, Revenue	6.250%	11/15/23	3,500,000	4,096,015
New York State Thruway Authority, Second General Highway & Bridge Trust Fund	5.000%	4/1/23	4,000,000	4,413,120
New York State Thruway Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,000,000	1,126,770
Niagara Falls, Bridge Commission Toll Revenue, FGIC	5.250%	10/1/15	1,375,000	1,457,239
Port Authority of New York & New Jersey Special Obligation Revenue, Special Project, JFK International Airport Terminal 6, NATL	6.250%	12/1/10	415,000	424,616	(b)
Triborough Bridge & Tunnel Authority New York Revenue, General Purpose	5.250%	1/1/14	2,000,000	2,164,960

Total Transportation				16,629,859

Water & Sewer - 5.7%
New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds	5.250%	6/15/14	1,900,000	2,009,478
New York State Environmental Facilities Corp., State Clean Water & Drinking Water	5.250%	6/15/22	5,915,000	6,794,856
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/28	4,000,000	4,120,560

Total Water & Sewer				12,924,894

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $208,598,674)				218,731,912

SHORT-TERM INVESTMENTS - 4.8%
General Obligation - 3.9%
Commonwealth of Puerto Rico, GO:

Refunding, Public Improvements, AGM, LOC- Wells Fargo Bank N.A.	0.120%	3/1/10	2,500,000	2,500,000	(f)
Refunding, Public Improvements, SPA-Dexia Credit Local	0.120%	3/1/10	1,300,000	1,300,000	(f)
New York City, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.140%	3/1/10	800,000	800,000	(f)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
LOC-Landesbank Hessen-Thuringen	0.140%	3/1/10	$100,000	$100,000	(f)
SPA-JPMorgan Chase	0.120%	3/1/10	2,300,000	2,300,000	(f)
SPA-Wells Fargo Bank	0.120%	3/1/10	1,100,000	1,100,000	(f)
Subordinated, AGM, SPA-Dexia Credit Local	0.140%	3/1/10	500,000	500,000	(f)
Subordinated, NATL, SPA-Wells Fargo Bank	0.120%	3/1/10	300,000	300,000	(f)

Total General Obligation				8,900,000

Housing: Multi-Family - 0.4%
New York State Housing Finance Agency Revenue, Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen	0.170%	3/3/10	800,000	800,000	(f)

Water & Sewer - 0.5%
New York City, NY, MFA Water & Sewer System Revenue, SPA-Fortis Bank S.A.	0.120%	3/1/10	200,000	200,000	(f)
New York City, NY, Municipal Water Finance Authority:
Water & Sewer System Revenue, SPA-Bank of America N.A.	0.120%	3/1/10	800,000	800,000	(f)
Water & Sewer System Revenue, SPA- Landesbank Hessen-Thuringen	0.120%	3/1/10	100,000	100,000	(f)

Total Water & Sewer				1,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,800,000)				10,800,000

TOTAL INVESTMENTS - 101.3% (Cost - $219,398,674#)				229,531,912
Liabilities in Excess of Other Assets - (1.3)%				(2,927,235)

TOTAL NET ASSETS - 100.0%				$226,604,677

(a)	Security is purchased on a when-issued basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

CSD	— Central School District

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FHA	— Federal Housing Administration

GO	— General Obligation

HDC	— Housing Development Corporation

IBC	— Insured Bond Certificates

IDA	— Industrial Development Authority

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

PCR	— Pollution Control Revenue

Radian	— Radian Asset Assurance - Insured Bonds

SONYMA	— State of New York Mortgage Association

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TCRS	— Transferable Custodial Receipts

TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Ratings Table†

S&P/Moody’s‡
AAA/Aaa	21.4%
AA/Aa	31.8
A	33.1
BBB/Baa	8.4
A-1/VMIG 1	4.7
NR	0.6

100.0%

†	As a percentage of total investments.
‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$218,731,912	—	$218,731,912
Short-term investments†	—	10,800,000	—	10,800,000

Total investments	—	$229,531,912	—	$229,531,912

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting New York.

Notes to Schedule of Investments (unaudited) (continued)

(c) Securities Traded on a When-Issue Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,197,219
Gross unrealized depreciation	(63,981)

Net unrealized appreciation	$10,133,238

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 19, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	April 19, 2010